Submission	Aug. 11, 2026
Submission [Line Items]
Central Index Key	0001160106
Registrant Name	Lloyds Banking Group plc
Registration File Number	333-287829
Form Type	F-3
Submission Type	424B2
Fee Exhibit Type	EX-FILING FEES
Offering Table N/A
Offset Table N/A	N/A
Combined Prospectus Table N/A	N/A